Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature
Schedule of cost of goods sold and services rendered

	Year ended December 31,
	2021	2020	2019
Personnel	1,703	1,624	1,923
Materials and services	2,907	2,782	2,814
Fuel oil and gas	1,011	848	1,240
Maintenance	2,812	2,529	2,554
Royalties (i)	1,370	845	791
Energy	639	673	824
Acquisition of products (i)	2,277	946	608
Depreciation, depletion and amortization	2,857	2,961	3,162
Freight (ii)	4,575	3,439	4,023
Others	1,578	917	1,373
Total	21,729	17,564	19,312
Cost of goods sold	21,142	16,982	18,623
Cost of services rendered	587	582	689
Total	21,729	17,564	19,312

(i) In the ferrous minerals segment, the increase is mainly due to the significant increase in the reference price of iron ore compared to 2020.

(ii) The increase is mainly due to the increase in volumes of CFR sales and higher international freight prices.

Schedule of selling and administrative expenses

	Year ended December 31,
	2021	2020	2019
Selling	80	81	79
Personnel	170	168	181
Services	107	114	85
Depreciation and amortization	42	49	56
Advertisement	27	17	7
Others	55	62	66
Total	481	491	474

Schedule of other operating expenses (income), net

	Year ended December 31,
	2021	2020	2019
Asset retirement obligations (note 26b)	121	312	92
Provision for litigations (i)	98	73	291
Profit sharing program	126	169	88
COVID-19 expenses (note 2)	44	109	—
Disposals of materials and inventories	5	19	47
Others	6	118	1
Total	400	800	519

(i) In 2019, includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo.